Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9. COMMITMENTS AND CONTINGENCIES

For a description of our litigation and contingencies, reference is made to Notes 14 and 15 of our 2016 Annual Report on Form 10-K.

We generally accrue estimated warranty costs at the time of sale. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly, and appropriately maintained. Warranty period terms depend on the nature of the product and range from 90 days up to the life of the product. The amount of the accrued warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor, and in certain instances estimated property damage. The accrued warranty liability is reviewed on a quarterly basis and may be adjusted as additional information regarding expected warranty costs becomes known.

The following is a rollforward of our accrued warranty liability ($ in millions):

Balance, December 31, 2016	$65.0
Accruals for warranties issued during the period	17.6
Settlements made	(17.4)

Balance, March 31, 2017	$65.2